Schedule of trade and other receivables (Details) - CAD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Trade and other receivables [abstract]
Accounts receivable		$ 4,209	$ 8,572
GST/HST receivable		1,362	2,684
Due from related party (note 24)		7	55
Other receivable		146	2
Credit loss allowance	[1]		(26)
Trade and other receivables		5,724	11,287
Credit loss allowance, beginning of the year		(26)	(174)
Recognition of credit loss		(933)	(26)
Recovery of credit loss			34
Write-off of credit loss		959	140
Credit loss allowance, end of the year			$ (26)

[1]	The Company’s changes in credit loss allowance for the year ended June 30, 2026 and 2025 are as follows: